Acquisitions (Details) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended						3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			9 Months Ended		11 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)		Sep. 30, 2012 USD ($)		Jun. 30, 2012 USD ($)		Mar. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Sep. 30, 2011 USD ($)		Jun. 30, 2011 USD ($)		Mar. 31, 2011 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Apr. 16, 2012 Damilo Group [Member] USD ($)	Apr. 16, 2012 Damilo Group [Member] EUR (€)	Dec. 31, 2012 Damilo Group [Member] USD ($)	Dec. 31, 2012 Damilo Group [Member] EUR (€)	Apr. 05, 2010 COMSYS [Member] USD ($)	Dec. 31, 2012 COMSYS [Member] USD ($)	Dec. 31, 2011 COMSYS [Member] USD ($)	Dec. 31, 2010 COMSYS [Member] USD ($)	Sep. 22, 2011 Proservia SA [Member] USD ($)	Sep. 22, 2011 Proservia SA [Member] EUR (€)	Nov. 30, 2011 Proservia SA [Member] USD ($)	Nov. 30, 2011 Proservia SA [Member] EUR (€)	Dec. 31, 2012 Proservia SA [Member] USD ($)	Dec. 31, 2012 Proservia SA [Member] EUR (€)	Dec. 31, 2011 Proservia SA [Member] USD ($)	Dec. 31, 2011 Proservia SA [Member] EUR (€)	Dec. 31, 2012 All Other Acquisitions [Member] USD ($)	Dec. 31, 2011 All Other Acquisitions [Member] USD ($)	Dec. 31, 2010 All Other Acquisitions [Member] USD ($)
Business Acquisition [Line Items]
Acquisition date																							Apr. 16, 2012	Apr. 16, 2012	Apr. 16, 2012	Apr. 16, 2012	Apr. 05, 2010	Apr. 05, 2010	Apr. 05, 2010	Apr. 05, 2010	Sep. 22, 2011	Sep. 22, 2011	Sep. 22, 2011	Sep. 22, 2011	Sep. 22, 2011	Sep. 22, 2011	Sep. 22, 2011	Sep. 22, 2011
Total purchase price																							$ 28.0	€ 21.2									$ 29.4	€ 21.6					$ 21.0	$ 19.6	$ 32.3
Assumed liabilities																							44.6	33.8
Assets acquired, net of goodwill, related intangible assets and cash																							23.6	17.9
Percent of shares and voting rights acquired (in hundredths)																															70.00%	70.00%	100.00%	100.00%
Value of common stock acquired (price per share)																											$ 17.65						$ 19.93	€ 14.89
Business acquisition, debt repaid upon closing																											47.1
Percentage of consideration paid in common stock (in hundredths)																											50.00%
Consideration paid in common stock, number of shares issued (in shares)																											3.2
Consideration paid, equity portion																											188.5
Percentage of consideration paid in cash (in hundredths)																											50.00%
Consideration paid in cash																											191.4
Transaction costs associated with the acquisition																														10.8
Capital charges assumption as a percent of revenue (in hundredths)																														1.30%
Discount rate used in valuation of assets and liabilities acquired (in hundredths)																														13.00%
Fair Value of Assets Acquired and Liabilities Assumed [Abstract]
Cash and cash equivalents																											0.9								23.6
Accounts receivable, net																											207.0
Prepaid expenses and other assets																											2.1
Total current assets																											210.0
Goodwill																							40.6	30.8			281.6	278.0	278.0		27.7	20.7							5.6
Intangible assets																							8.0	6.3	7.6	5.8	127.1	67.1	85.4		14.7	11.0			12.4	9.4	14.0	10.8	0
Other assets																											50.5
Property and equipment																											5.2
Total assets																											674.4
Accounts payable																											135.9
Employee compensation payable																											40.8
Accrued liabilities																											14.3
Total current liabilities																											191.0
Other long-term liabilities																											56.4
Total liabilities assumed																											247.4
Net assets acquired																											427.0
Estimated useful life of finite-lived intangibles (in years)																												14 years
Goodwill deductible for tax purposes																												19.4
Revenues from services [Abstract]
Pro forma																					19,036.1
As reported	5,202.6		5,172.3		5,206.7		5,096.4		5,484.0		5,782.3		5,667.3		5,072.4		20,678.0	[1]	22,006.0	[1]	18,866.5	[1]
Net (loss) earnings [Abstract]
Pro forma																					(269.9)
As reported	$ 53.3		$ 63.1		$ 41.0		$ 40.2		$ 63.6		$ 79.6		$ 72.7		$ 35.7		$ 197.6		$ 251.6		$ (263.6)
Net (loss) earnings per share diluted [Abstract]
Pro forma (in dollars per share)																					$ (3.3)
As reported (in dollars per share)	$ 0.68	[2]	$ 0.79	[2]	$ 0.51	[2]	$ 0.50	[2]	$ 0.78	[3]	$ 0.97	[3]	$ 0.87	[3]	$ 0.43	[3]	$ 2.47	[2]	$ 3.04	[3]	$ (3.26)

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[3]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.